Pacific Financial Group MUTUAL FUNDS

PFG American Funds® Conservative Income Strategy Fund	Class R Shares PFCOX
PFG American Funds® Growth Strategy Fund	Class R Shares PFGGX
PFG Fidelity Institutional AM® Equity Index Strategy Fund	Class R Shares PFFFX
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	Class R Shares PFFSX
PFG JP Morgan® Tactical Aggressive Strategy Fund	Class R Shares PFSEX
PFG JP Morgan® Tactical Moderate Strategy Fund	Class R Shares PFJDX
PFG BNY Mellon® Diversifier Strategy Fund	Class R Shares PFADX
PFG MFS® Aggressive Growth Strategy Fund	Class R Shares PFSMX
PFG BR Equity ESG Strategy Fund	Class R Shares PFESX
PFG Meeder Tactical Strategy Fund	Class R Shares PFTEX
PFG Tactical Income Strategy Fund	Class R Shares PFTSX
PFG Active Core Bond Strategy Fund	Class R Shares PFDOX
PFG Fidelity Institutional AM® Bond ESG Strategy Fund	Class R Shares PFFBX
PFG Janus Henderson® Balanced Strategy Fund	Class R Shares PFJHX
PFG Invesco® Thematic ESG Strategy Fund	Class R Shares PFIOX

(each a series of Northern Lights Fund Trust)

Supplement dated May 9, 2023 to

the Prospectus and Statement of Additional Information dated August 28, 2022

Effective May 1, 2023, Judith Cheng became a portfolio manager for each of the Funds.

Accordingly, the section entitled “Portfolio Manager” in the prospectus for each Fund is hereby revised as follows:

Judith Cheng and Daniel Helmick serve as portfolio managers for the Fund. Ms. Cheng served as portfolio manager since May 1, 2023, while Mr. Helmick served as portfolio manager since July 29, 2022.

Additionally, the following paragraph is added to the section entitled “Portfolio Manager” under the Management section of the Funds’ prospectus is hereby revised as follows:

Judith Cheng

Ms. Cheng is Chief Investment Officer for the Adviser. Ms. Cheng also serves as Chief Investment Officer for the Adviser’s affiliate, The Pacific Financial Group, Inc. (“TPFG”), a Washington State investment adviser registered with the Securities and Exchange Commission. Ms. Cheng joined the Adviser and TPFG in December 2022. Prior to that time, Ms. Cheng served in the following positions: in 2022, Vice President, Investment Platforms and Research at DWS Investment Management; from 2019 to 2022, Investment Strategist at Bank of New York Mellon; from 2016 to 2017, Investment Analyst & Operations at Northwestern Mutual; from 2013 to 2015, Private Banking Associate at Royal Bank of Canada Wealth Management; and from 2011 to 2013, at Royal Bank of Canada. In total, Ms. Cheng has over 9 years of financial services industry experience. Ms. Cheng is a Chartered Financial Analyst (CFA®), Chartered Alternative Investment Analyst (CAIA®), and holds a Certificate in Investment Performance Measurement (CIPM®). Ms. Cheng has a B.A. in Political Science from the University of British Columbia.

The following is added to the section titled “Portfolio Manager” on page 51 of the SAI:

1

Ms. Judith Cheng is a Portfolio Manager of the Funds and is responsible for the day-to-day management of the Funds. As of May 1, 2023, she was responsible for the management of the following types of accounts in addition to the PFG Funds:

Account Type	Number of Accounts by Account Type	Total Assets by Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets by Account Type Subject to a Performance Fee
Ms. Judith Cheng
Registered Investment Cos.	0	$0	0	0
Other Pooled Investment Vehicles	0	$0	0	0
Other Accounts	5,437	$906,457,732	0	0

The following table is added to the section titled “Portfolio Manager, Ownership of Securities,” on page 52 of the SAI:

The following table shows the dollar range of equity securities beneficially owned by Judith Cheng in the Funds as of March 31, 2023.

Fund	Dollar Range of Equity Securities in the Fund
Ms. Judith Cheng
PFG American Funds® Conservative Income Strategy	None
PFG American Funds® Growth Strategy	None
PFG Fidelity Institutional AM® Equity Index Strategy	None
PFG Fidelity Institutional AM® Equity Sector Strategy	None
PFG JP Morgan® Tactical Aggressive Strategy	None
PFG JPMorgan® Tactical Moderate Strategy	None
PFG BNY Mellon Diversifier Strategy	None
PFG MFS Aggressive Growth Strategy	None
PFG BR Target Allocation Equity Strategy	None
PFG Meeder Tactical Strategy	None
PFG Tactical Income Strategy	None
PFG Active Core Bond Strategy	None
PFG Fidelity Institutional AM® Core Plus Bond Strategy	None
PFG Janus Henderson® Balanced Strategy	None
PFG Invesco® Equity Factor Rotation Strategy	None

This Supplement and the existing Prospectus dated August 28, 2022), provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus and the Statement of Additional Information dated August 28, 2022, have been filed with the Securities and Exchange Commission, are incorporated by reference and can be obtained without charge by calling the Funds at 1-888-451-TPFG.